Taxes on Income- Components of Expense and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ (708)	$ 955	$ (1,359)
State	1,450	2,115	1,171
Foreign	34,735	44,375	33,173
Total current income tax expense	35,477	47,445	32,985
Deferred:
Federal	(2,798)	(3,863)	(28,437)
State	(713)	(3,117)	(3,087)
Foreign	(7,041)	(5,526)	(6,757)
Total	24,925	34,939	(5,296)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.S.	(4,933)	7,263	(66,585)
Foreign	12,051	139,728	93,724
Income before taxes and equity in net income of associated companies	$ 7,118	$ 146,991	$ 27,139